SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Concentration of credit risk
Advances to suppliers	$ 225,879	$ 182,146
Supplier | Supplier A
Concentration of credit risk
Advances to suppliers	52,257	$ 43,821
Supplier | Supplier B
Concentration of credit risk
Advances to suppliers	37,117
Supplier | Supplier C
Concentration of credit risk
Advances to suppliers	$ 36,026